Employee future benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Pensioner retiring age period	65 years
Weighted average duration of defined benefit obligation	13 years
Pension benefit obligation	$ 22,236	$ 22,403